Income Taxes (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Income taxes paid			$ 71.0	$ 53.0	$ 36.4
Income tax expense due to repatriation			3.1
Estimated income tax expense due to repatriation			7.5
Undistributed earnings of international subsidiaries			552.6
Valuation allowance			21.0	21.2
Increase (Decrease) in valuation allowance			0.2	0.4
Charge to tax expenses from continuing operations		8.3
Unrecognized tax benefit			19.7	26.3	25.7
Unrecognized tax benefit that would impact effective tax rate if recognized			16.5	13.3
Liability for payment of interest			3.6	5.6
Decrease in liability from current year activity and foreign exchanges			2.0
Tax refund	1.3
Recorded tax liability			4.5
Reduction in tax expense	8.5
Non-U.S. [Member]
Income Taxes [Line Items]
Income taxes paid			37.9	25.3	18.8
Operating loss carryforward, expiration dates			2013
Operating loss carryforward subject to expiration			6.3
Operating loss carryforward not subject to expiration			22.0
U.S. [Member]
Income Taxes [Line Items]
Tax credit carryforwards			36.5
Tax credit carryforwards, expiration dates			2015
Net operating loss carryforwards			28.3
State [Member]
Income Taxes [Line Items]
Tax credit carryforwards			12.8
Tax credit carryforwards, expiration dates			2013
Tax credit carryforwards not subject to expiration			10.0
Net operating loss carryforwards			212.4
Operating loss carryforward, expiration dates			2013 through 2029
State Tax Credits And Other State Deferred Tax Assets [Member]
Income Taxes [Line Items]
Increase (Decrease) in valuation allowance			(3.1)	0.4
Foreign Net Operating Losses And Other Foreign Deferred Tax Assets [Member]
Income Taxes [Line Items]
Increase (Decrease) in valuation allowance			(2.9)
Foreign Net Operating Losses And Other Foreign Deferred Tax Assets [Member] | Umeco [Member]
Income Taxes [Line Items]
Increase (Decrease) in valuation allowance			1.0
U.S. State Tax Attributes [Member]
Income Taxes [Line Items]
Valuation allowance			18.1	21.2
Foreign Net Operating Losses [Member]
Income Taxes [Line Items]
Valuation allowance			$ 2.9